FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Current assets	$ 9,781	$ 6,433
Non-current assets	17,537	9,371
Total assets	27,318	15,804
Liabilities
Current liabilities	9,016	5,690
Non-current liabilities	11,808	4,050
Total liabilities	20,824	9,740
Non-controlling interest	3,531	3,026
Net investment to the partnership	2,963	3,038
USD
Assets
Current assets	3,636	1,482
Non-current assets	9,414	1,655
Total assets	13,050	3,137
Liabilities
Current liabilities	2,886	817
Non-current liabilities	8,571	816
Total liabilities	11,457	1,633
Non-controlling interest	1,060	430
Net investment to the partnership	533	1,074
AUD
Assets
Current assets	402	497
Non-current assets	733	817
Total assets	1,135	1,314
Liabilities
Current liabilities	551	594
Non-current liabilities	123	78
Total liabilities	674	672
Non-controlling interest	52	101
Net investment to the partnership	409	541
GBP
Assets
Current assets	2,197	1,871
Non-current assets	819	512
Total assets	3,016	2,383
Liabilities
Current liabilities	2,514	2,108
Non-current liabilities	189	143
Total liabilities	2,703	2,251
Non-controlling interest	171	4
Net investment to the partnership	142	128
CAD
Assets
Current assets	1,186	1,232
Non-current assets	1,997	2,329
Total assets	3,183	3,561
Liabilities
Current liabilities	1,232	1,294
Non-current liabilities	516	743
Total liabilities	1,748	2,037
Non-controlling interest	750	897
Net investment to the partnership	685	627
EUR
Assets
Current assets	658	142
Non-current assets	993	204
Total assets	1,651	346
Liabilities
Current liabilities	592	81
Non-current liabilities	505	28
Total liabilities	1,097	109
Non-controlling interest	383	134
Net investment to the partnership	171	103
BRL
Assets
Current assets	480	487
Non-current assets	3,065	3,535
Total assets	3,545	4,022
Liabilities
Current liabilities	314	306
Non-current liabilities	1,824	2,096
Total liabilities	2,138	2,402
Non-controlling interest	1,052	1,250
Net investment to the partnership	355	370
Other
Assets
Current assets	1,222	722
Non-current assets	516	319
Total assets	1,738	1,041
Liabilities
Current liabilities	927	490
Non-current liabilities	80	146
Total liabilities	1,007	636
Non-controlling interest	63	210
Net investment to the partnership	$ 668	$ 195